Inventories Related to Real Estate Business - Summary of Inventories Related to Real Estate Business (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 3,866,994	$ 117,932	$ 3,668,476
Land and buildings held for sale [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	647,039	19,733	666,665
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Inventories related to real estate business	$ 3,219,955	$ 98,199	$ 3,001,811